Net (Loss) Income per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Diluted Weighted Shares Outstanding

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Options	1,311,496	144,354	1,311,496	144,354
Restricted stock awards	355,034	412,295	355,034	412,295
Warrants	1,854,262	—	1,854,262	—
Total	3,520,792	556,649	3,520,792	556,649

AmpliPhi Biosciences Corporation [Member]
Computation of Basic and Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net loss per common share for the periods indicated:

	Year Ended
	December 31,
	2018	2017
Basic and diluted net loss per share calculation:
Net loss, basic	$(12,110,000)	$(12,838,000)
Change in fair value of November 2016 warrants	(55,000)	(1,524,000)
Net loss, diluted	$(12,165,000)	$(14,362,000)
Weighted average shares outstanding, basic	18,980,796	6,387,425
Net loss per share, basic	$(0.64)	$(2.01)
Weighted average shares outstanding, diluted	19,059,895	6,574,117
Net loss per share, diluted	$(0.64)	$(2.18)

Antidilutive Securities Excluded from Computation of Diluted Weighted Shares Outstanding

The following outstanding securities at December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding for the years ended December 31, 2018 and 2017, as they would have been anti-dilutive:

	Year Ended
	December 31,
	2018	2017
Options	1,150,065	1,115,865
Warrants	26,961,187	8,225,087
Total	28,111,252	9,340,952

C3J [Member]
Antidilutive Securities Excluded from Computation of Diluted Weighted Shares Outstanding

The following outstanding securities at December 31, 2018 and 2017 have been excluded from the computation of diluted weighted average shares outstanding for the years ended December 31, 2018 and 2017, as they would have been anti-dilutive:

	Year Ended
	December 31,
	2018	2017
Options	136,479	156,009
Restricted Stock Awards	416,871	420,882
Total	553,350	576,891